Mobile Financial Services activities - Assets available for sale - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale financial assets [abstract]
Other comprehensive income related to Orange Bank	€ 2	€ 4	€ 1
Operating segments [member] | Orange Bank Operating Segment Member
Available-for-sale financial assets [abstract]
Profit (loss) recognized in other comprehensive income during the period	2	(2)	1
Other comprehensive income related to Orange Bank	€ 2	€ (2)	€ 1